Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Our operating lease obligations as of December 31, 2014 were as follows:

	Payments Due By Period
	Total	2015	2016	2017	2018	2019	Thereafter
In millions
Operating leases	$19.3	$8.5	$5.9	$1.8	$1.4	$1.4	$0.3

Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Our unconditional purchase obligations with terms greater than one year as of December 31, 2014 were as follows:

	Payments Due By Period
	Total	2015	2016	2017	2018	2019	Thereafter
In millions
Unconditional purchase obligations	$52.2	$12.5	$10.0	$8.9	$4.7	$4.4	$11.7